STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP, NGSP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	$ 499,692	$ 485,181
Short-term investment fund-at fair value	85	2,109
Total investments	499,777	487,290
Notes receivable from participants	427	382
Total assets	500,204	487,672
Liabilities:
Accrued expenses	27	28
Net assets available for benefits	500,177	487,644
Retirement Account
Investments:
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	174,374	170,675
Short-term investment fund-at fair value	0	0
Total investments	174,374	170,675
Notes receivable from participants	0	0
Total assets	174,374	170,675
Liabilities:
Accrued expenses	8	9
Net assets available for benefits	174,366	170,666
Savings Account
Investments:
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	325,318	314,506
Short-term investment fund-at fair value	85	2,109
Total investments	325,403	316,615
Notes receivable from participants	427	382
Total assets	325,830	316,997
Liabilities:
Accrued expenses	19	19
Net assets available for benefits	$ 325,811	$ 316,978